Disclosure of detailed information about restricted stock units outstanding (Details) - Restricted Stock Units [Member] - shares	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance	490,174	402,372
Number of warrants, outstanding, Granted	100,626	322,547
Number of warrants, outstanding, Vested	(91,635)	(142,610)
Number of warrants, outstanding, Cancelled	(26,520)
Number of warrants, outstanding, ending balance	472,645	582,309